Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$44,184,040.57	0.2334568	$37,078,974.52	0.1959155	$7,105,066.05
Total Securities	$44,184,040.57	0.0439966	$37,078,974.52	0.0369217	$7,105,066.05

Weighted Avg. Coupon (WAC)	5.01%		5.06%
Weighted Avg. Remaining Maturity (WARM)	15.12		14.44
Pool Receivables Balance	$66,444,073.07		$59,252,872.06
Remaining Number of Receivables	16,610		15,961

Adjusted Pool Balance	$65,897,952.32		$58,792,886.27

III. COLLECTIONS

Principal:
Principal Collections	$7,091,823.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$104,959.01
Total Principal Collections	$7,196,782.12

Interest:
Interest Collections	$278,416.47
Late Fees & Other Charges	$27,203.23
Interest on Repurchase Principal	$-
Total Interest Collections	$305,619.70

Collection Account Interest	$558.62
Reserve Account Interest	$458.50
Servicer Advances	$-

Total Collections	$7,503,418.94

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$7,503,418.94
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$7,503,418.94

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$55,370.06		$55,370.06	$55,370.06
Collection Account Interest					$558.62
Late Fees & Other Charges					$27,203.23
Total due to Servicer					$83,131.91

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$47,866.04		$47,866.04

Total Interest:		$47,866.04		$47,866.04	$47,866.04

Available Funds Remaining:					$7,372,420.99

3. Regular Principal Distribution Amount:					$7,105,066.05

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$7,105,066.05
Class A Notes Total:		$7,105,066.05		$7,105,066.05
Total Noteholders Principal				$7,105,066.05

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					267,354.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$546,120.75
Beginning Period Amount	$546,120.75
Current Period Amortization	$86,134.95
Ending Period Required Amount	$459,985.79
Ending Period Amount	$459,985.79
Next Distribution Date Amount	$383,861.31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	32.95%	36.93%	36.93%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.62%	15,581	95.94%	$56,845,427.18
30 - 60 Days	1.92%	307	3.27%	$1,938,226.46
61 - 90 Days	0.35%	56	0.63%	$372,619.78
91 + Days	0.11%	17	0.16%	$96,598.64
		15,961		$59,252,872.06
Total
Delinquent Receivables 61 + days past due	0.46%	73	0.79%	$469,218.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.51%	85	0.86%	$572,483.47
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.49%	84	0.81%	$601,286.39
Three-Month Average Delinquency Ratio	0.49%		0.82%

Repossession in Current Period		16		$112,775.64
Repossession Inventory		31		$57,201.37

Charge-Offs
Gross Principal of Charge-Off for Current Period				$99,377.90
Recoveries				$(104,959.01)
Net Charge-offs for Current Period				$(5,581.11)

Beginning Pool Balance for Current Period				$66,444,073.07

Net Loss Ratio				-0.10%
Net Loss Ratio for 1st Preceding Collection Period				-0.51%
Net Loss Ratio for 2nd Preceding Collection Period				0.01%
Three-Month Average Net Loss Ratio for Current Period				-0.20%

Cumulative Net Losses for All Periods				$7,353,374.62
Cumulative Net Losses as a % of Initial Pool Balance				0.66%

Principal Balance of Extensions				$400,318.65
Number of Extensions				53